Related Party Transactions	6 Months Ended
Jun. 30, 2022
Agrico Acquisition Corp.
Related Party Transactions [Line Items]
Related Party Transactions	Related Party Transactions
Founder Shares
On January 25, 2021, the Sponsor was issued 5,000,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”) for $25,000, or approximately $0.005 per share, which proceeds were used to reduce the amount due to a related party. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares, which included up to 468,750 founder shares subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part. Due to the underwriters’ exercise of their full over-allotment on July 12, 2021, these 468,750 Founders Shares are no longer subject to forfeiture.
The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of our Sponsor, officers and directors with respect to any Founder Shares.
Promissory Note — Related Party
On January 22, 2021, the Sponsor agreed to loan the Company up to $200,000 to be used for a portion of the expenses of the IPO. This loan was non-interest bearing and payable after the date of the consummation of the Public Offering. In 2021, the Company borrowed and repaid $171,356. As of December 31, 2021, the Company had no outstanding borrowings under the promissory note.
Due to Related Party
The Sponsor paid certain formation costs and deferred offering costs on behalf of the Company which were recorded as due to related party in the amount $56,266 as of December 31, 2020, which were due upon demand. On January 25, 2021, the liability was reduced by $25,000 in exchange for the issuance of Founder Shares to the Sponsor. As of December 31, 2021, there is $73,795 due to related party for certain costs paid by the Sponsor on behalf of the Company which was repaid in March 2022.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to it. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor, its affiliates or any members of the management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account. As of December 31, 2021 and 2020, the Company had no borrowings under the working capital loans.
Administrative Support Agreement
Commencing on the date that the Company’s securities are first listed, the Company agreed to reimburse an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the management team, in the amount of $10,000 per month. Upon completion of the initial Business Combination or the Company’s liquidation, it will cease paying these monthly fees. For the year ended December 31, 2021, $57,742 had been paid and charged to operating expenses. There were no amounts paid or charged for the period from July 31 (inception) through December 31, 2020.
Related Party Transactions
Founder Shares
On January 25, 2021, the Sponsor was issued 5,000,000 Class B ordinary shares, par value $0.0001 per share (the “Founder Shares”) for $25,000, or approximately $0.005 per share, which proceeds were used to reduce the amount due to a related party. On April 9, 2021, the sponsor forfeited to the Company for no consideration an aggregate of 1,406,250 Founder Shares, which the Company cancelled, resulting in a decrease in the total number of Founder Shares outstanding from 5,000,000 shares to 3,593,750 shares, which included up to 468,750 founder shares subject to forfeiture to the extent that the underwriter’s over-allotment option was not exercised in full or in part. Due to the underwriters’ exercise of their full over-allotment on July 12, 2021, these 468,750 Founders Shares are no longer subject to forfeiture.
The Sponsor, officers and directors have agreed not to transfer, assign or sell any of their Founder Shares until the earliest of (A) one year after the completion of the initial Business Combination and (B) subsequent to the initial Business Combination, (x) if the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, share exchange or other similar transaction that results in all of the Public Shareholders having the right to exchange their ordinary shares for cash, securities or other property (the “Lock-up”). Any permitted transferees would be subject to the same restrictions and other agreements of our Sponsor, officers and directors with respect to any Founder Shares.
Promissory Note — Related Party
On January 22, 2021, the Sponsor agreed to loan the Company up to $200,000 to be used for a portion of the expenses of the IPO. This loan was non-interest bearing and payable after the date of the consummation of the Public Offering. In 2021, the Company borrowed and repaid $171,356. As of March 31, 2022 and December 31, 2021, the Company had no outstanding borrowings under the promissory note.
Due to Related Party
The Sponsor paid certain formation costs and deferred offering costs on behalf of the Company which were recorded as due to related party in the amount $56,266 as of December 31, 2020, which were due upon demand. On January 25, 2021, the liability was reduced by $25,000 in exchange for the issuance of Founder Shares to the Sponsor. As of March 31, 2022 and December 31, 2021, there is $0 and $73,795 due to related party, respectively.
Working Capital Loans
In addition, in order to finance transaction costs in connection with an intended Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors, may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to it. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. In the event that the initial Business Combination does not close, the Company may use a portion of the working capital held outside the Trust Account to repay Working Capital Loans but no proceeds from the Trust Account would be used to repay the Working Capital Loans. Up to $1,500,000 of the Working Capital Loans may be convertible into warrants of the post Business Combination entity at a price of $1.00 per warrant at the option of the lender. Such warrants would be identical to the Private Placement Warrants. Except as set forth above, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. Prior to the completion of the initial Business Combination, the Company does not expect to seek loans from parties other than the Sponsor, its affiliates or any members of the management team as the Company does not believe third parties will be willing to loan such funds and provide a waiver against any and all rights to seek access to funds in the Company’s Trust Account. As of March 31, 2022 and December 31, 2021, the Company had no borrowings under the working capital loans.
Administrative Support Agreement
Commencing on the date that the Company’s securities are first listed, the Company agreed to reimburse an affiliate of the Sponsor for office space, secretarial and administrative services provided to members of the management team, in the amount of $10,000 per month. Upon completion of the initial Business Combination or the Company’s liquidation, it will cease paying these monthly fees. For three months ended March 31, 2022 and March 31, 2021, $30,000 and $0 had been charged to operating expenses, respectively.